MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Schedule of marketable securities

	Average yield p.a. %	December 31, 2023	December 31, 2022

In local currency
Private funds	109.87 of CDI	1,295,296	1,208,975
Private Securities ("CDBs")	102.81 of CDI	4,150,313	1,827,012
CDBs - Escrow Account (1)	104.65 of CDI	443,400	419,103
		5,889,009	3,455,090
Foreign currency
Time deposits (2)	6.71	7,333,308	4,386,589
Other		44,969	124,063
		7,378,277	4,510,652
		13,267,286	7,965,742

Current		12,823,886	7,546,639
Non-Current		443,400	419,103

(1)Includes escrow accounts, which will be released only after obtaining the applicable governmental approvals, and pending compliance by the Company with the conditions precedent in transactions involving the sale of rural properties.
(2)Refers to Time Deposit investments, with maturities over 90 days, which are remunerated bank deposits with specific maturity periods.